                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-05476
                                                      ---------

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/2005
                          ---------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2005
 SEMIANNUAL
    REPORT

 LORD ABBETT
   GLOBAL EQUITY FUND
   GLOBAL INCOME FUND

 FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT GLOBAL FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Global Equity Fund's and Lord Abbett Global Income Fund's strategies and performance for the six-month period ended June 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Global economic growth rates were uneven during the reporting period, with some countries and regions showing solid progress and others taking a step or two backward. On the positive side, the growing availability of consumer credit in emerging European countries, particularly Poland, helped finance a consumption boom in that region. China also remained a potent factor in the global economic picture, as Chinese exports soared and the nation recorded its third-largest monthly trade surplus in June. In addition, Latin America generally exceeded growth expectations, reflecting sound macroeconomic policies in some countries and stronger oil revenues in others.

    The picture elsewhere was less favorable. The Japanese economy remained sluggish, as weaker global demand for some technology products undercut exports and domestic demand remained weak. Except for the fast pace of economic growth in emerging European countries, growth in the eurozone in general proved disappointing. Economic activity contracted in Germany, Italy, Portugal, and Greece, where business and consumer confidence generally have been weak. Italy's sovereign debt was put on negative outlook by major credit-rating agencies for a possible downgrade, and credit spreads among the weaker eurozone issuers widened.

    In May 2005, French and Dutch voters rejected the proposed constitution for the European Union (EU), creating political turmoil in the region. The euro, which had already started to decline against the U.S. dollar in the face of sluggish regional growth, fell to a nine-month low.

    While global growth was uneven, inflation remained benign overall and corporate cash flows were strong. The expectation of stronger net exports provided a positive backdrop that supported overseas equities. Foreign

                                                                               1
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equity markets, led by Europe and the United Kingdom, continued to perform strongly over the second half of the period when measured in local currency terms. Although U.S. dollar strength eroded some of the stock gains, the major European markets managed to rally between 3 percent and 7 percent. Small- and mid-cap companies continued to provide some of the strongest performance.

LORD ABBETT GLOBAL EQUITY FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For the six-month period ended June 30, 2005, the fund returned -2.1 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI(R) World Index,(1) which returned -0.4 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.50 PERCENT; 5 YEARS: -4.85 PERCENT, AND 10 YEARS: 3.21 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Certain expenses of the fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the fund's returns would have been lower.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the industrials sector was the greatest detractor to fund performance relative to the benchmark for the six-month period ended June 30, 2005. Although European construction holdings produced strong returns, their contribution was offset by poor performance by U.S. industrial companies and a global transport holding. Stock selection in the financials sector also hurt performance relative to the benchmark. While the fund benefited from its investment in emerging market banks, U.S. consumer banks disappointed investors.

    Strong stock selection in the consumer discretionary sector was the

2
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largest contributor to positive relative returns for the six-month period ended June 30, 2005. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel, and leisure industries. A Japanese electronic retailer and a fast-growing Spanish television station led sector performance. The fund also was helped by solid holdings in the information technology sector, including three U.S. companies, and a Taiwanese semiconductor company.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT GLOBAL INCOME FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For the six-month period ended June 30, 2005, the fund returned -3.4 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers Global Aggregate Bond Index,(2) which returned -2.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.34 PERCENT; 5
YEARS: 5.98 PERCENT, AND 10 YEARS: 4.38 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge
(CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Certain expenses of the fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the fund's returns would have been lower.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Positions in currencies and high-yield and emerging market bonds detracted from performance relative to the benchmark in first quarter 2005, but added to performance relative to the benchmark in the second quarter.

                                                                               3
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    In particular, in first quarter 2005, the portfolio's overweight in the euro detracted from performance as the currency weakened against its major competitors, reflecting the disappointing economic picture in the eurozone.
The portfolio's overweight in emerging market debt and high-yield bonds in general suffered, as investors exited both sectors on fears that more aggressive rate hikes by the Federal Reserve Board (the Fed) would reduce global liquidity. Neither sector is represented in the fund's benchmark.

    In second quarter 2005, the portfolio was overweight the U.S. dollar and underweight the euro -- a position that contributed to performance as the dollar strengthened in world markets. In addition to the unfavorable referendum on the EU constitution, which pushed the euro lower in world markets, the yields of both short- and long-term bonds were more attractive (higher) in the United States than in Europe, providing additional support for the U.S. dollar. Meanwhile, the quality of sovereign credits in some emerging markets strengthened, adding to performance.

    Contributing to performance relative to the benchmark, for the six-month period ended June 30, 2005, was the portfolio's overweight in long-maturity bonds versus short-term bonds as the yield curve(3) continued to flatten. Also in the six-month period ended June 30, 2005, the portfolio's overweight in German and French sovereign bonds added to performance as the weakening economic picture (i.e., no signs of inflation) in both nations supported bond valuations.

    Detracting from performance relative to the benchmark in the six-month period ended June 30, 2005, was the portfolio's slight underweight in United Kingdom interest rates, as bond prices were supported by growing evidence of a weakening in consumer spending and investor expectations shifted to a possible lowering of interest rates by the Bank of England.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

4
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(1) The MSCI(R) World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia, and the Far East, with values expressed in U.S. dollars.
(2) The Lehman Brothers Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.
Indices are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.
(3) When the difference between short- and long-term rates is diminishing, the yield curve is said to be flattening. A yield curve is obtained by plotting the yields of bonds with maturities ranging from the shortest to the longest available. The resulting curve is a graphic representation of short-term interest versus long-term interest rates.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the funds' management and the portfolio holdings described in this report are as of June 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see the funds' prospectuses.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the funds' prospectuses.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/05 - 6/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING      ENDING    EXPENSES
                                                ACCOUNT      ACCOUNT   PAID DURING
                                                 VALUE        VALUE      PERIOD+
                                                 -----        -----    -----------
                                                                        1/1/05 -
                                                1/1/05       6/30/05     6/30/05
                                                ------       -------     -------
CLASS A
Actual                                        $ 1,000.00   $    978.70  $   7.65
Hypothetical (5% Return Before Expenses)      $ 1,000.00   $  1,017.06  $   7.80
CLASS B
Actual                                        $ 1,000.00   $    975.10  $  10.82
Hypothetical (5% Return Before Expenses)      $ 1,000.00   $  1,013.84  $  11.03
CLASS C
Actual                                        $ 1,000.00   $    975.10  $  10.82
Hypothetical (5% Return Before Expenses)      $ 1,000.00   $  1,013.84  $  11.03
CLASS Y
Actual                                        $ 1,000.00   $    980.40  $   5.94
Hypothetical (5% Return Before Expenses)      $ 1,000.00   $  1,018.79  $   6.05

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.56% for Class A, 2.21% for Classes B and C, and 1.21% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2005

SECTOR                         %*
Consumer Discretionary        7.69%
Consumer Staples             11.33%
Energy                        8.05%
Financials                   17.67%
Healthcare                   18.07%
Industrials                  13.94%
Information Technology        8.72%
Materials                     5.99%
Short-Term Investment         0.08%
Telecommunication Services    5.81%
Utilities                     2.65%
Total                       100.00%

*  Represents percent of total investments.

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING      ENDING    EXPENSES
                                                ACCOUNT      ACCOUNT   PAID DURING
                                                 VALUE        VALUE      PERIOD+
                                                 -----        -----    -----------
                                                                        1/1/05 -
                                                1/1/05       6/30/05     6/30/05
                                                ------       -------     -------
CLASS A
Actual                                       $ 1,000.00    $   966.00   $   6.34
Hypothetical (5% Return Before Expenses)     $ 1,000.00    $ 1,018.35   $   6.51
CLASS B
Actual                                       $ 1,000.00    $   963.20   $   9.49
Hypothetical (5% Return Before Expenses)     $ 1,000.00    $ 1,015.12   $   9.74
CLASS C
Actual                                       $ 1,000.00    $   963.20   $   9.49
Hypothetical (5% Return Before Expenses)     $ 1,000.00    $ 1,015.12   $   9.74
CLASS P
Actual                                       $ 1,000.00    $   968.40   $   6.83
Hypothetical (5% Return Before Expenses)     $ 1,000.00    $ 1,017.85   $   7.00
CLASS Y
Actual                                       $ 1,000.00    $   969.00   $   4.64
Hypothetical (5% Return Before Expenses)     $ 1,000.00    $ 1,020.08   $   4.76

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.40% for Class P and .95% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2005

SECTOR                           %*
Agency                          7.46%
Asset Backed                    1.04%
Banking                         6.53%
Basic Industry                  0.95%
Consumer Non-Cyclical           0.34%
Energy                          0.17%
Finance & Investment           16.93%
Foreign Sovereign - Europe     21.79%
Foreign Sovereign - Ex-Europe   7.57%
Government Guaranteed          10.21%
Media                           0.55%
Mortgage Backed                 6.33%
Services Cyclical               0.15%
Services Non-Cyclical           0.26%
Short-Term Investment           4.52%
Sovereign                      12.23%
Supranational                   0.96%
Technology & Electronics        0.16%
Telecommunications              0.84%
Utilities                       1.01%
Total                         100.00%

*  Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL EQUITY FUND JUNE 30, 2005

                                                      U.S. $
                                                       VALUE
INVESTMENTS                         SHARES             (000)
------------------------------------------------------------
COMMON STOCK 97.50%

AUSTRALIA 0.39%
Qantas Airways Ltd.                   114,877   $        295
                                                ------------
AUSTRIA 1.19%
Bank Austria
Creditanstalt                           2,606            272
Telekom Austria AG                     32,709            636
                                                ------------
TOTAL                                                    908
                                                ------------
BERMUDA 0.26%
Tyco Int'l. Ltd.                        6,900            201
                                                ------------
CANADA 1.45%
Barrick Gold Corp.                      8,500            213
Canadian National
Railway Co.                             5,100            294
Opti Canada, Inc.*                     17,800            389
Potash Corp. of
Saskatchewan Inc.                       2,200            210
                                                ------------
TOTAL                                                  1,106
                                                ------------
FINLAND 0.22%
Stora Enso Oyj Registered
Shares                                 13,100            168
                                                ------------
FRANCE 5.07%
AXA                                    18,079            452
BNP Paribas S.A.                        7,705            529
France Telecom S.A.                    12,150            355
Lafarge S.A.                            5,864            535
Lagardere S.C.A.                        5,000            371
PSA Peugeot Citroen S.A.                4,632            274
Sanofi-Aventis                          6,249            513
Schneider Electric S.A.                 3,498            264
TOTAL S.A.                              1,534            361
VINCI S.A.                              2,561            213
                                                ------------
TOTAL                                                  3,867
                                                ------------
GERMANY 1.83%
Deutsche Bank AG
Registered                              4,376   $        343
Fresenius Medical Care AG               7,945            680
METRO AG                                3,495            173
Siemens AG                              2,810            205
                                                ------------
TOTAL                                                  1,401
                                                ------------
GREECE 1.22%
National Bank of
Greece S.A.                            19,405            659
Public Power Corp. S.A.                10,800            270
                                                ------------
TOTAL                                                    929
                                                ------------
HONG KONG 1.74%
Bank of East Asia, Ltd.                86,500            255
China Mobile
(Hong Kong) Ltd.                      102,000            380
China Unicom Ltd.                     300,000            253
China Unicom Ltd. ADR                  20,700            173
Texwinca Holdings Ltd.                322,500            268
                                                ------------
TOTAL                                                  1,329
                                                ------------
HUNGARY 0.75%
Richter Gedeon Rt.                      3,903            574
                                                ------------
INDIA 0.79%
Reliance Industries Ltd.               40,673            601
                                                ------------
IRELAND 1.66%
DEPFA BANK plc                         39,886            639
Irish Life & Permanent
plc                                    35,900            629
                                                ------------
TOTAL                                                  1,268
                                                ------------
ITALY 1.50%
Enel S.p.A.                            37,659            328
Mediaset S.p.A.                        22,689            268
Saipem S.p.A.                          27,252            367
Telecom Italia S.p.A.                  69,234            180
                                                ------------
TOTAL                                                  1,143
                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2005

                                                      U.S. $
                                                       VALUE
INVESTMENTS                         SHARES             (000)
------------------------------------------------------------
JAPAN 8.99%
Astellas Pharma Inc.                   12,700   $        434
Don Quijote Co., Ltd.                   4,600            251
East Japan Railway Co.                     63            324
Fanuc Ltd.                              4,400            280
Hoya Corp.                              3,900            450
Inpex Corp.                                50            283
Japan Tobacco Inc.                         13            173
Jupiter Telecommunications
Co., Ltd.*                                647            547
Mitsubishi Tokyo Financial
Group, Inc.                                20            170
Mizuho Financial
Group, Inc.                                76            344
Murata Manufacturing
Co., Ltd.                               5,300            270
Nitto Denko Corp.                       6,106            350
ORIX Corp.                              2,934            440
Sony Corp.                              6,800            234
Sumitomo Corp.                         64,000            513
Sumitomo Electric
Industries, Ltd.                       42,012            430
Taiyo Yuden Co., Ltd.                  31,000            344
Takefuji Corp.                          8,360            565
Yamada Denki Co., Ltd.                  7,997            460
                                                ------------
TOTAL                                                  6,862
                                                ------------
NETHERLANDS 1.60%
ING Groep N.V. CVA                     22,039            623
SBM Offshore N.V.                       8,684            596
                                                ------------
TOTAL                                                  1,219
                                                ------------
SOUTH AFRICA 0.50%
Sappi Ltd.                             34,500            383
                                                ------------
SOUTH KOREA 0.47%
Samsung Electronics
Co., Ltd.                                 755            361
                                                ------------
SPAIN 1.04%
ACS, Actividades de
Construccion y
Servicios, S.A.                        16,005   $        448
Gestevision Telecinco, S.A.            14,867            348
                                                ------------
TOTAL                                                    796
                                                ------------
SWEDEN 0.58%
AB Volvo Class B                        6,900            281
Skandia Forsakrings AB                 30,000            165
                                                ------------
TOTAL                                                    446
                                                ------------
SWITZERLAND 3.91%
Nestle S.A. Registered
Shares                                  2,298            588
Novartis AG ADR                        16,600            788
Novartis AG Registered
Shares                                 12,212            582
Serono S.A.                               418            267
UBS AG Registered Shares                9,700            757
                                                ------------
TOTAL                                                  2,982
                                                ------------
TAIWAN 1.16%
AU Optronics Corp. ADR*                10,200            173
Chinatrust Financial
Holding Co., Ltd.                     305,000            332
Mediatek Inc.                          43,533            377
                                                ------------
TOTAL                                                    882
                                                ------------
THAILAND 0.65%
Thai Oil Co., Ltd.                    325,000            499
                                                ------------
TURKEY 0.43%
Turkiye Garanti Bankasi
A.S. ADR*                              76,000            327
                                                ------------
UNITED KINGDOM 10.77%
AstraZeneca plc                         8,503            352
BAE SYSTEMS plc                       119,861            616
BP plc                                 25,604            267
British American
Tobacco plc                            22,734            438

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2005

                                                      U.S. $
                                                       VALUE
INVESTMENTS                         SHARES             (000)
------------------------------------------------------------
Cadbury Schweppes plc                  44,609   $        426
Diageo plc                             13,812            204
Diageo plc ADR                          4,300            255
GlaxoSmithKline plc                     6,881            167
GlaxoSmithKline plc ADR                10,000            485
HSBC Holdings plc                      29,095            464
National Grid Transco plc              41,765            405
O2 plc*                               241,202            589
Prudential plc                         62,142            552
Royal Bank of Scotland
Group plc (The)                        21,062            636
Smiths Group plc                       23,451            386
Tesco plc                              44,826            256
Tullow Oil plc                         91,098            304
Vodafone Group plc                    248,727            606
Wm Morrison
Supermarkets plc                       90,597            302
WPP Group plc                          49,998            515
                                                ------------
TOTAL                                                  8,225
                                                ------------
UNITED STATES 49.33%
Abbott Laboratories                     2,900            142
Adobe Systems, Inc.                     4,800            137
Aflac Inc.                              4,900            212
Ameren Corp.                            3,800            210
American Express Co.                    2,800            149
American Int'l. Group, Inc.             6,900            401
Automatic Data
Processing, Inc.                        9,800            411
Baker Hughes, Inc.                      9,000            461
Bank of America Corp.                  11,150            509
Bank of New York Co.,
Inc. (The)                             15,300            440
Baxter Int'l., Inc.                    17,800            660
Bristol-Myers Squibb Co.               20,100            502
Campbell Soup Co.                      10,900            335
Cardinal Health, Inc.                   3,700            213
Caterpillar Inc.                        3,500            334
Celgene Corp.*                         12,500            510
Charles River
Laboratories Int'l., Inc.*              8,400   $        405
Chevron Corp.                           9,500            531
CIGNA Corp.                             3,300            353
Citigroup, Inc.                        13,500            624
Clorox Co.                              4,100            229
Colgate-Palmolive Co.                  12,500            624
Comcast Corp. Class A*                 19,500            584
ConocoPhillips                          4,100            236
Corning, Inc.*                         13,800            229
CVS Corp.                              14,700            427
Deere & Co.                             8,100            530
Dell Inc.*                              6,000            237
E.I. du Pont de
Nemours & Co.                           7,000            301
EMC Corp.*                              9,100            125
Emerson Electric Co.                    5,500            344
Exxon Mobil Corp.                      19,000          1,092
Federal Home Loan
Mortgage Corp.                          1,500             98
Fluor Corp.                             4,400            253
General Dynamics Corp.                  5,700            624
General Electric Co.                   41,700          1,445
Genzyme Corp.*                          6,400            385
Gilead Sciences, Inc.*                  9,300            409
Gillette Co. (The)                      9,700            491
H.J. Heinz Co.                          6,500            230
Hartford Financial Group,
Inc. (The)                              5,400            404
Hewlett-Packard Co.                    17,600            414
Honeywell Int'l., Inc.                  7,000            257
ImClone Systems Inc.*                   6,600            205
Intel Corp.                             8,240            215
International Business
Machines Corp.                          2,900            215
International Paper Co.                16,100            486
Johnson & Johnson                      12,700            826
JPMorgan Chase & Co.                   12,532            443
Kimberly-Clark Corp.                    5,000            313
Kraft Foods Inc. Class A               23,235            739

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL EQUITY FUND JUNE 30, 2005

                                                      U.S. $
                                                       VALUE
INVESTMENTS                         SHARES             (000)
------------------------------------------------------------
Kroger Co. (The)*                      18,400   $        350
MedImmune, Inc.*                        7,300            195
Medtronic, Inc.                         5,500            285
Mellon Financial Corp.                  7,400            212
Merck & Co., Inc.                       9,900            305
Microsoft Corp.                        41,300          1,026
Monsanto Co.                            4,600            289
Motorola, Inc.                         38,800            709
Newell Rubbermaid Inc.                  8,900            212
Newmont Mining Corp.                   13,400            523
NIKE, Inc. Class B                      4,800            416
Oracle Corp.*                          13,700            181
PacifiCare Health System,
Inc.*                                   4,100            293
Parker Hannifin Corp.                   7,500            465
PepsiCo, Inc.                          13,300            717
Pfizer Inc.                            39,000          1,076
PG&E Corp.                              8,300            312
Praxair, Inc.                           8,700            405
Procter & Gamble Co.
(The)                                  11,600            612
Progress Energy, Inc.                   5,400            244
QUALCOMM Inc.                           3,000             99
Raytheon Co.                            4,600            180
SBC Communications, Inc.               21,500            511
Schering-Plough Corp.                  20,100            383
Schlumberger Ltd.(a)                    8,000            608
Southern Co.                            6,000            208
Sprint FON Group                       10,400            261
Texas Instruments Inc.                  6,100            171
Tribune Co.                             6,400            225
Union Pacific Corp.                     5,900            382
United Parcel Service,
Inc. Class B                            5,500            380
Verizon Communications,
Inc.                                   11,200            387
Viacom, Inc. Class B                    6,800            218
Wachovia Corp.                          6,200            308
Wal-Mart Stores, Inc.                  11,500            554
Walt Disney Co. (The)                  21,300            536
Waste Management, Inc.                 15,300   $        434
WellPoint, Inc.*                        4,500            313
Wells Fargo & Co.                       3,400            209
Wyeth                                  19,400            863
Xerox Corp.*                           25,700            355
Zimmer Holdings, Inc.*                  3,900            297
                                                ------------
TOTAL                                                 37,658
                                                ------------
TOTAL COMMON STOCKS
(Cost $71,510,631)                                    74,430
                                                ============

                                    PRINCIPAL
                                       AMOUNT
                                        (000)
                                    ---------
SHORT-TERM INVESTMENT 0.07%

REPURCHASE AGREEMENT 0.07%
Repurchase Agreement
dated 6/30/2005,
2.45% due 7/1/2005
with State Street
Bank & Trust Co.
collateralized by
$60,000 of Federal
National Mortgage
Assoc. at zero coupon
due 7/11/2005;
value: $59,925;
proceeds: $56,150
(Cost $56,146)                      $      56             56
                                                ============
TOTAL INVESTMENTS IN
SECURITIES 97.57%
(Cost $71,566,777)                                    74,486
                                                ============
FOREIGN CASH AND
OTHER ASSETS IN EXCESS
OF LIABILITIES 2.43%                                   1,856
                                                ------------
NET ASSETS 100.00%                              $     76,342
                                                ============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                    INTEREST       MATURITY            CURRENCY           US $
INVESTMENTS                                             RATE           DATE               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 100.57%

FOREIGN NOTES & BONDS 60.27%

ARGENTINA 0.06%
Republic of Argentina                                   3.00%#    4/30/2013       USD        55   $     44,504
                                                                                                  ------------
AUSTRALIA 0.89%
Australian Government(a)                                5.25%     8/15/2010       AUD       628        481,302
Australian Government(a)                                6.25%     4/15/2015       AUD       166        137,423
                                                                                                  ------------
TOTAL                                                                                                  618,725
                                                                                                  ------------
BULGARIA 0.18%
Republic of Bulgaria+                                   8.25%     1/15/2015       USD       100        126,125
                                                                                                  ------------
CANADA 0.63%
Potash Corp. of Saskatchewan                            7.75%     5/31/2011       USD       140        162,639
Shaw Communications, Inc.(a)                            7.50%    11/20/2013       CAD       200        177,442
Telus Corp.                                             8.00%      6/1/2011       USD        85         99,527
                                                                                                  ------------
TOTAL                                                                                                  439,608
                                                                                                  ------------
CAYMAN ISLANDS 0.12%
New ASAT Finance Ltd.                                   9.25%      2/1/2011       USD       100         84,000
                                                                                                  ------------
DENMARK 1.27%
Kingdom of Denmark(a)                                   4.00%     8/15/2008       DKK     1,800        308,183
Kingdom of Denmark(a)                                   4.00%    11/15/2010       DKK     3,300        575,719
                                                                                                  ------------
TOTAL                                                                                                  883,902
                                                                                                  ------------
FINLAND 0.96%
Finnish Government(a)                                   4.25%      7/4/2015       EUR       500        665,454
                                                                                                  ------------
FRANCE 7.39%
France Telecom S.A.                                     8.75%      3/1/2031       USD        95        132,865
French Treasury Note(a)                                 3.50%     7/12/2009       EUR     2,400      3,030,879
French Treasury Note(a)                                 4.50%     7/12/2006       EUR       735        911,530
Republic of France(a)                                   4.75%     4/25/2035       EUR       452        651,238
Republic of France(a)                                   5.00%     4/25/2012       EUR       291        400,268
                                                                                                  ------------
TOTAL                                                                                                5,126,780
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                    INTEREST       MATURITY            CURRENCY           US $
INVESTMENTS                                             RATE           DATE               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
GERMANY 18.29%
Bundesrepublik Deutschland(a)                           3.75%      1/4/2015       EUR       530   $    675,957
Bundesrepublik Deutschland(a)                           4.25%     2/15/2008       EUR     1,711      2,183,404
Bundesrepublik Deutschland(a)                           4.75%      7/4/2028       EUR        39         55,222
Bundesrepublik Deutschland(a)                           4.75%      7/4/2034       EUR     1,420      2,051,089
Bundesrepublik Deutschland(a)                           5.00%     2/17/2006       EUR     1,565      1,927,756
Bundesrepublik Deutschland(a)                           5.25%      1/4/2011       EUR       969      1,332,588
Bundesrepublik Deutschland(a)                          5.375%      1/4/2010       EUR       250        340,286
Kreditanstalt fur Wiederaufbau(a)                       4.25%      7/4/2014       EUR     2,300      3,037,859
Kreditanstalt fur Wiederaufbau(a)                      5.625%    11/27/2007       EUR       835      1,089,873
                                                                                                  ------------
TOTAL                                                                                               12,694,034
                                                                                                  ------------
JAPAN 11.66%
Japan-17 (30 Year Issue)(a)                             2.40%    12/20/2034       JPY    37,000        345,730
Japan-58 (20 Year Issue)(a)                             1.90%     9/20/2022       JPY    36,000        336,917
Japan-199 (10 Year Issue)(a)                            2.20%    12/20/2007       JPY   113,000      1,072,074
Japan-230 (10 Year Issue)(a)                            1.60%     3/21/2011       JPY   196,950      1,884,723
Japan-237 (10 Year Issue)(a)                            1.50%     3/20/2012       JPY   109,900      1,045,229
Japan-264 (10 Year Issue)(a)                            1.50%     9/20/2014       JPY   169,000      1,582,310
Japan Finance Corp. Municipal Enterprises(a)            1.55%     2/21/2012       JPY   191,000      1,825,151
                                                                                                  ------------
TOTAL                                                                                                8,092,134
                                                                                                  ------------
LUXEMBOURG 0.22%
Telecom Italia Capital S.A.                            6.375%    11/15/2033       USD       145        156,012
                                                                                                  ------------
NETHERLANDS 5.29%
Netherlands Government(a)                               3.00%     7/15/2006       EUR     3,000      3,668,228
                                                                                                  ------------
OTHER 5.31%
European Investment Bank, MTN(a)                        3.00%     9/20/2006       JPY   186,000      1,736,213
European Investment Bank, MTN(a)                       2.125%     9/20/2007       JPY    74,000        698,064
European Investment Bank, MTN(a)                        6.25%     12/7/2008       GBP       657      1,252,300
                                                                                                  ------------
TOTAL                                                                                                3,686,577
                                                                                                  ------------
POLAND 0.31%
Poland Government(a)                                    6.00%     5/24/2009       PLN       675        211,631
                                                                                                  ------------
ROMANIA 0.53%
Romania Government(a)                                 10.625%     6/27/2008       EUR       250        370,682
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                    INTEREST       MATURITY            CURRENCY           US $
INVESTMENTS                                             RATE           DATE               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
RUSSIA 0.11%
Russian Federation+                                     5.00%#    3/31/2030       USD        65   $     73,125
                                                                                                  ------------
SOUTH AFRICA 0.12%
Republic of South Africa                                6.50%      6/2/2014       USD        75         83,906
                                                                                                  ------------
SPAIN 4.00%
Spanish Government(a)                                   4.00%     1/31/2010       EUR     1,475      1,903,598
Spanish Government(a)                                   4.40%     1/31/2015       EUR       650        869,616
                                                                                                  ------------
TOTAL                                                                                                2,773,214
                                                                                                  ------------
SWEDEN 0.40%
Swedish Government(a)                                   4.50%     8/12/2015       SEK     1,900        275,593
                                                                                                  ------------
UNITED KINGDOM 2.53%
United Kingdom Treasury(a)                              4.00%      3/7/2009       GBP       316        565,789
United Kingdom Treasury(a)                              5.00%      9/7/2014       GBP       265        505,276
United Kingdom Treasury(a)                              6.00%     12/7/2028       GBP       300        681,472
                                                                                                  ------------
TOTAL                                                                                                1,752,537
                                                                                                  ------------
TOTAL FOREIGN NOTES & BONDS (Cost $39,399,248)                                                      41,826,771
                                                                                                  ============
UNITED STATES NOTES & BONDS 40.30%

UNITED STATES 40.30%
Amerada Hess Corp.                                     7.875%     10/1/2029       USD       100        126,735
AT&T Corp.                                             9.455%    11/15/2022       USD       100        141,814
Banc of America Commercial
Mortgage Inc. Series 2004-2 Class A1                   2.764%    11/10/2038       USD       333        324,016
Corn Products Int'l., Inc.                              8.45%     8/15/2009       USD        65         73,243
Corning, Inc.                                           5.90%     3/15/2014       USD        30         30,980
Cox Communications, Inc.                                5.45%    12/15/2014       USD        50         51,128
Credit Suisse First Boston
Series 1998-C2 Class A1                                 5.96%    11/11/2030       USD       251        253,734
Dun & Bradstreet Corp. (The)                           6.625%     3/15/2006       USD       237        241,055
Federal Home Loan Mortgage Corp.                        5.00%           TBA       USD       600        598,875
Federal Home Loan Mortgage Corp.(a)                     4.75%     1/15/2013       EUR       151        203,969
Federal Home Loan Mortgage Corp. B13801                 4.50%      4/1/2019       USD       587        584,601
Federal Home Loan Mortgage Corp. B15140                 4.50%      6/1/2019       USD       207        206,296
Federal Home Loan Mortgage Corp. B15593                 5.50%      7/1/2019       USD       153        157,525

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                    INTEREST       MATURITY            CURRENCY           US $
INVESTMENTS                                             RATE           DATE               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. B15776                 5.00%      7/1/2019       USD       243   $    245,732
Federal Home Loan Mortgage Corp. C63990                 7.00%      2/1/2032       USD       155        163,723
Federal Home Loan Mortgage Corp. G18001                 4.50%      7/1/2019       USD       615        612,946
Federal National Mortgage Assoc.                        4.50%           TBA       USD       250        248,906
Federal National Mortgage Assoc.                       4.547%#    12/1/2034       USD       419        420,465
Federal National Mortgage Assoc.                        4.74%      4/1/2015       USD       250        254,930
Federal National Mortgage Assoc.                        4.75%     2/21/2013       USD     1,892      1,892,946
Federal National Mortgage Assoc.                        5.50%      2/1/2035       USD       592        601,053
Federal National Mortgage Assoc.                        5.50%     11/1/2034       USD       335        339,819
Federal National Mortgage Assoc.                        5.50%           TBA       USD     2,074      2,102,518
Federal National Mortgage Assoc.                        6.50%           TBA       USD     1,640      1,696,375
Federal National Mortgage Assoc.                       6.625%    11/15/2010       USD       921      1,035,768
Ford Motor Credit Co.                                  6.875%      2/1/2006       USD     1,045      1,055,591
Fort James Corp.                                       6.875%     9/15/2007       USD       210        219,450
General Electric Capital Corp.                         4.125%      3/4/2008       USD       100        100,174
General Electric Co.                                    5.00%      2/1/2013       USD       224        231,645
General Mills, Inc.                                    5.125%     2/15/2007       USD       100        101,598
GMAC Commercial Mortgage Securities,
Inc. Series 2003-C1 Class A2                           4.079%     5/10/2036       USD       705        689,431
Goldman Sachs Group, Inc. (The)                        6.125%     2/15/2033       USD        86         94,345
Harrah's Operating Co., Inc.                            8.00%      2/1/2011       USD        60         68,877
Household Finance Corp.                                 7.00%     5/15/2012       USD       150        170,392
Int'l. Flavors & Frag., Inc.                            6.45%     5/15/2006       USD        75         76,372
Kansas City Power & Light Co.                          7.125%    12/15/2005       USD       500        507,482
KB Home                                                5.875%     1/15/2015       USD        40         39,886
KFW Int'l. Finance, Inc.(a)                             6.00%     12/7/2028       GBP       162        354,228
LB-UBS Commercial Mortgage Trust
Series 2003-C1 Class A4                                4.394%     3/15/2032       USD       330        328,411
LB-UBS Commercial Mortgage Trust
Series 2003-C8 Class A3                                 4.83%    11/15/2027       USD        80         81,902
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A1                                2.964%     1/15/2029       USD       595        580,019
Lubrizol Corp. (The)                                    5.50%     10/1/2014       USD        55         56,825
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A1                              4.446%     9/12/2042       USD       484        487,057
Morgan Stanley Capital I
Series 2003-IQ6 Class A4                                4.97%    12/15/2041       USD       300        309,397

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                    INTEREST       MATURITY            CURRENCY           US $
INVESTMENTS                                             RATE           DATE               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I
Series 2004-HQ3 Class A4                                4.80%     1/13/2041       USD       930   $    947,636
Nissan Auto Recievables Owner Trust
Series 2005-B Class A3                                  3.99%     7/15/2009       USD       760        760,582
Phelps Dodge Corp.                                      9.50%      6/1/2031       USD        30         44,003
Rockwood Specialties Group, Inc.+(a)                   7.625%    11/15/2014       EUR       150        183,792
Scholastic Corp.                                        5.75%     1/15/2007       USD        75         76,612
Sprint Capital Corp.                                   8.375%     3/15/2012       USD       100        120,441
Sprint Capital Corp.                                    8.75%     3/15/2032       USD        32         44,571
Time Warner, Inc.                                      6.125%     4/15/2006       USD        50         50,792
Time Warner, Inc.                                      7.625%     4/15/2031       USD        80        100,228
U.S. Treasury Bond                                      5.25%     2/15/2029       USD     1,507      1,724,044
U.S. Treasury Note                                      3.50%    12/15/2009       USD       581        575,712
U.S. Treasury Note                                     3.625%     4/30/2007       USD       803        802,812
U.S. Treasury Note                                      4.25%     8/15/2013       USD     1,414      1,449,793
U.S. Treasury Note                                     4.875%     2/15/2012       USD       288        305,955
U.S. Treasury Note                                      5.00%     8/15/2011       USD       158        168,498
UnitedHealth Group, Inc.                               3.375%     8/15/2007       USD       119        117,336
Ventas Realty L.P./Ventas Capital Corp.                6.625%    10/15/2014       USD        75         75,750
Verizon Global Funding Corp.                            7.25%     12/1/2010       USD        90        102,131
Wachovia Bank Commercial Mortgage
Series 2003-C5 Class A2                                3.989%     6/15/2035       USD     1,190      1,153,641
Wachovia Bank Commercial Mortgage
Series 2005-C17 Class A1                                4.43%     3/15/2042       USD       971        978,910
Weyerhaeuser Co.                                       7.375%     3/15/2032       USD        23         27,066
                                                                                                  ------------
TOTAL UNITED STATES NOTES & BONDS (Cost $27,482,061)                                                27,972,539
                                                                                                  ============
TOTAL LONG-TERM INVESTMENTS (Cost $66,881,309)                                                      69,799,310
                                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2005

                                                                                      PRINCIPAL
                                                                                         AMOUNT
                                                                                       IN LOCAL
                                                                                       CURRENCY           US $
INVESTMENTS                                                                               (000)          VALUE
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.76%

REPURCHASE AGREEMENT 4.76%
Repurchase Agreement dated 6/30/2005,
2.45% due 7/1/2005 with State Street
Bank & Trust Co. collateralized by
$3,375,000 of Federal National Mortgage
Assoc. at zero coupon due 7/11/2005;
value: $3,370,781; proceeds: $3,304,807
(Cost $3,304,582)                                                                 USD     3,305   $  3,304,582
                                                                                                  ============
TOTAL INVESTMENTS IN SECURITIES 105.33% (Cost $70,185,891)                                          73,103,892
                                                                                                  ============
LIABILITIES IN EXCESS OF FOREIGN CASH AND OTHER ASSETS (5.33%)                                      (3,699,643)
                                                                                                  ------------
NET ASSETS 100.00%                                                                                $ 69,404,249
                                                                                                  ============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified instituional buyers.
  # Variable rate security. The interest rate represents the rate at June 30,
    2005.
(a) Investment in non-U.S. dollar denominated securities (56.91% of total investments). The remaining securities (43.09% of total investments) are invested in U.S. dollar denominated securities.
TBA To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
SEK Swedish Krona
USD U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL INCOME FUND JUNE 30, 2005

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF JUNE 30, 2005:
------------------------------------------------------------

     FORWARD                                         U.S. $ COST        U.S. $
 FOREIGN CURRENCY      EXPIRATION     FOREIGN      ON ORIGINATION      CURRENT        UNREALIZED
PURCHASE CONTRACTS        DATE        CURRENCY          DATE            VALUE        APPRECIATION
------------------     ----------     --------     --------------     ---------      ------------
       CAD              9/26/05        663,454       $  537,493       $ 542,693      $      5,200
                                                     ----------       ---------      ------------

Total Forward Foreign Currency Purchase Contracts    $  537,493       $ 542,693      $      5,200
                                                     ==========       =========      ============

    FORWARD                                          U.S. $ COST         U.S. $
FOREIGN CURRENCY       EXPIRATION     FOREIGN      ON ORIGINATION       CURRENT       UNREALIZED
 SALE CONTRACTS           DATE        CURRENCY          DATE             VALUE       APPRECIATION
----------------       ----------    ---------     --------------     -----------    ------------
      AUD               9/26/05        695,172       $   537,493      $   526,491    $     11,002
      EUR                7/7/05      2,000,000         2,567,600        2,420,865         146,735
      EUR                8/9/05      1,000,000         1,291,760        1,211,848          79,912
      EUR                9/6/05        600,000           735,000          727,943           7,057
                                                     -----------      -----------    ------------

Total Forward Foreign Currency Sale Contracts        $ 5,131,853      $ 4,887,147     $   244,706
                                                     ===========      ===========     ===========

ABBREVIATIONS:

AUD Australian Dollar
CAD Canadian Dollar
EUR Euro

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2005

                                                                                         GLOBAL                 GLOBAL
                                                                                    EQUITY FUND            INCOME FUND
ASSETS:
   Investment in securities, at cost                                             $   71,566,777         $   70,185,891
----------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                            $   74,485,892         $   73,103,892
   Foreign cash, at value (cost $2,055,667 and $720,924, respectively)                2,044,603                689,343
   Receivables:
     Interest and dividends                                                             135,100              1,099,279
     Investment securities sold                                                       1,096,749              4,367,323
     Capital shares sold                                                                111,013                231,858
     From advisor                                                                        17,036                  1,840
     Appreciation on forward foreign currency exchange contracts                              -                249,906
   Prepaid expenses and other assets                                                     31,454                 36,733
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      77,921,847             79,780,174
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                  1,310,780              9,896,169
     Capital shares reacquired                                                           62,508                 99,875
     Management fees                                                                     46,546                 28,433
     12b-1 distribution fees                                                             32,059                 35,741
     Fund administration                                                                  2,498                  2,283
     Directors' fees                                                                     30,340                 55,665
   Dividends payable                                                                          -                187,125
   Accrued expenses and other liabilities                                                95,544                 70,634
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                  1,580,275             10,375,925
======================================================================================================================
NET ASSETS                                                                       $   76,341,572         $   69,404,249
======================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                  $   71,810,737         $   71,966,001
Undistributed net investment income                                                     230,301              1,526,248
Accumulated net realized gain (loss) on investments, futures
   contracts, and foreign currency related transactions                               1,393,171             (7,182,684)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                        2,907,363              3,094,684
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $   76,341,572         $   69,404,249
======================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                   $   60,112,967         $   55,339,727
Class B Shares                                                                   $    8,004,007         $    5,357,369
Class C Shares                                                                   $    7,816,678         $    8,144,668
Class P Shares                                                                   $            -         $        2,078
Class Y Shares                                                                   $      407,920         $      560,407
OUTSTANDING SHARES BY CLASS:
Class A Shares (430 million, and 415 million shares of common stock
   authorized respectively, $.001 par value)                                          5,228,803              7,619,362
Class B Shares (15 million, and 30 million shares of common stock
   authorized respectively, $.001 par value)                                            730,418                736,840
Class C Shares (20 million, and 20 million shares of common stock
   authorized respectively, $.001 par value)                                            712,366              1,120,009
Class P Shares (20 million and 20 million shares of common stock
   authorized respectively, $.001 par value)                                                  -                    287
Class Y Shares (15 million and 15 million shares of common stock
   authorized respectively, $.001 par value)                                             35,389                 77,124
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                   $        11.50         $         7.26
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%, respectively)          $        12.20         $         7.62
Class B Shares-Net asset value                                                   $        10.96         $         7.27
Class C Shares-Net asset value                                                   $        10.97         $         7.27
Class P Shares-Net asset value                                                                -         $         7.24
Class Y Shares-Net asset value                                                   $        11.53         $         7.27
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                                                                         GLOBAL                 GLOBAL
                                                                                    EQUITY FUND            INCOME FUND
INVESTMENT INCOME:
Dividends                                                                        $      937,137         $            -
Interest                                                                                 23,397              1,238,088
Securities lending-net                                                                       59                      -
Foreign withholding tax                                                                 (67,914)                     -
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 892,679              1,238,088
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                         280,640                171,116
12b-1 distribution plan-Class A                                                         104,714                 95,877
12b-1 distribution plan-Class B                                                          39,180                 26,969
12b-1 distribution plan-Class C                                                          37,403                 38,506
12b-1 distribution plan-Class P                                                               -                      5
Shareholder servicing                                                                   186,476                 69,657
Professional                                                                             19,854                 25,867
Reports to shareholders                                                                   9,337                 21,934
Fund administration                                                                      14,968                 13,689
Custody                                                                                  31,026                 14,920
Directors' fees                                                                           2,503                  2,350
Registration                                                                              7,568                  8,665
Other                                                                                     1,488                    467
----------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                          735,157                490,022
   Expense reductions (See Note 7)                                                         (682)                  (796)
   Expenses assumed by advisor (See Note 3)                                            (100,612)                (2,582)
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                            633,863                486,644
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   258,816                751,444
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on investments, futures contracts, and
   foreign currency related transactions                                              2,421,270              1,319,056
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                        (4,382,952)            (4,427,976)
======================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                     (1,961,682)            (3,108,920)
======================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $   (1,702,866)        $   (2,357,476)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                                                                         GLOBAL                 GLOBAL
INCREASE IN NET ASSETS                                                              EQUITY FUND            INCOME FUND
OPERATIONS:
Net investment income                                                            $      258,816         $      751,444
Net realized gain (loss) on investments, futures contracts, and
   foreign currency related transactions                                              2,421,270              1,319,056
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                        (4,382,952)            (4,427,976)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 (1,702,866)            (2,357,476)
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                                    -             (1,051,154)
   Class B                                                                                    -                (89,107)
   Class C                                                                                    -               (124,362)
   Class P                                                                                    -                    (29)
   Class Y                                                                                    -                (11,766)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                           -             (1,276,418)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                     9,389,501             13,596,706
Reinvestment of distributions                                                                 -              1,040,673
Cost of shares reacquired                                                            (6,695,711)            (9,525,576)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                          2,693,790              5,111,803
======================================================================================================================
NET INCREASE IN NET ASSETS                                                              990,924              1,477,909
======================================================================================================================
NET ASSETS:
Beginning of period                                                                  75,350,648             67,926,340
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                    $   76,341,572         $   69,404,249
======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                              $      230,301         $    1,526,248
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         GLOBAL                 GLOBAL
INCREASE IN NET ASSETS                                                              EQUITY FUND            INCOME FUND
OPERATIONS:
Net investment income (loss)                                                     $     (146,336)        $    1,476,196
Net realized gain on investments, futures contracts, and foreign
   currency related transactions                                                     11,046,654              3,591,532
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                                 (3,011,423)                 7,486
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  7,888,895              5,075,214
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                              (92,395)            (2,736,170)
   Class B                                                                                    -               (207,059)
   Class C                                                                                    -               (255,610)
   Class P                                                                                    -                (34,759)
   Class Y                                                                                    -                (10,279)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                     (92,395)            (3,243,877)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                    17,724,658             13,390,292
Reinvestment of distributions                                                            88,463              2,598,512
Cost of shares reacquired                                                           (13,230,915)           (17,114,699)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                          4,582,206             (1,125,895)
======================================================================================================================
NET INCREASE IN NET ASSETS                                                           12,378,706                705,442
======================================================================================================================
NET ASSETS:
Beginning of year                                                                    62,971,942             67,220,898
----------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                      $   75,350,648         $   67,926,340
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME                 $      (28,515)        $    2,051,222
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)       2004          2003         2002        2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $   11.75      $   10.51    $    8.33    $   10.02    $   12.98    $   13.82
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income (loss)(b)                        .05           (.01)         .04          .03         (.02)        (.05)
  Net realized and
    unrealized gain (loss)                              (.30)          1.27         2.16        (1.69)       (2.94)         .65
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.25)          1.26         2.20        (1.66)       (2.96)         .60
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to
  shareholders from:
  Net investment income                                    -           (.02)        (.02)        (.03)           -            -
  Net realized gain                                        -              -            -            -            -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                    -           (.02)        (.02)        (.03)           -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $   11.50      $   11.75    $   10.51    $    8.33    $   10.02    $   12.98
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (2.13)%(d)     11.99%       26.38%      (16.58)%     (22.80)%       4.78%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                              .78%(d)       2.05%        1.95%        2.29%        1.99%        1.78%
  Expenses, excluding expense
    reductions and expenses
    assumed                                              .91%(d)       2.05%        1.95%        2.29%        2.01%        1.79%
  Net investment income (loss)                           .41%(d)       (.11)%        .45%         .30%        (.19)%       (.34)%

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)       2004          2003         2002        2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $  60,113      $  59,915    $  52,828    $  37,555    $  47,016    $  64,288
  Portfolio turnover rate                              52.91%        170.93%       56.26%       43.52%       97.27%       41.21%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)       2004          2003         2002        2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $   11.24      $   10.10    $    8.04    $    9.70    $   12.65    $   13.60
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income (loss)(b)                        .01           (.08)        (.02)        (.03)        (.09)        (.14)
  Net realized and
    unrealized gain (loss)                              (.29)          1.22         2.08        (1.63)       (2.86)         .63
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.28)          1.14         2.06        (1.66)       (2.95)         .49
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to
  shareholders from:
  Net realized gain                                        -              -            -            -            -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                    -              -            -            -            -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $   10.96      $   11.24    $   10.10    $    8.04    $    9.70    $   12.65
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (2.49)%(d)     11.29%       25.62%      (17.11)%     (23.32)%       4.12%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                             1.10%(d)       2.69%        2.61%        2.92%        2.62%        2.40%
  Expenses, excluding expense
    reductions and expenses
    assumed                                             1.23%(d)       2.69%        2.61%        2.92%        2.64%        2.41%
  Net investment income (loss)                           .09%(d)       (.75)%       (.21)%       (.33)%       (.82)%       (.92)%

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)       2004          2003         2002        2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   8,004      $   7,818    $   6,033    $   4,208    $   4,568    $   5,615
  Portfolio turnover rate                              52.91%        170.93%       56.26%       43.52%       97.27%       41.21%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)       2004          2003         2002        2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $   11.25      $   10.11    $    8.06    $    9.73    $   12.69    $   13.63
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income (loss)(b)                        .01           (.08)        (.02)        (.03)        (.08)        (.14)
  Net realized and
    unrealized gain (loss)                              (.29)          1.22         2.07        (1.64)       (2.88)         .64
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.28)          1.14         2.05        (1.67)       (2.96)         .50
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to
  shareholders from:
  Net realized gain                                        -              -            -            -            -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                    -              -            -            -            -        (1.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $   10.97      $   11.25    $   10.11    $    8.06    $    9.73    $   12.69
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (2.49)%(d)     11.28%       25.59%      (17.16)%     (23.33)%       4.19%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                             1.10%(d)       2.69%        2.61%        2.92%        2.62%        2.40%
  Expenses, excluding expense
    reductions and expenses
    assumed                                             1.23%(d)       2.69%        2.61%        2.92%        2.64%        2.41%
  Net investment income (loss)                           .09%(d)       (.75)%       (.29)%       (.33)%       (.78)%       (.94)%

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)       2004          2003         2002        2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   7,817      $   7,158    $   4,111    $   2,406    $   2,262    $   3,027
  Portfolio turnover rate                              52.91%        170.93%       56.26%       43.52%       97.27%       41.21%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL EQUITY FUND

                                                                               SIX MONTHS
                                                                                  ENDED          10/19/2004(a)
                                                                                6/30/2005             TO
                                                                               (UNAUDITED)        12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $     11.76       $       10.54
                                                                               ===========       =============
Investment operations:
  Net investment income(b)                                                             .06                   -(e)
  Net realized and unrealized gain (loss)                                             (.29)               1.22
                                                                               -----------       -------------
    Total from investment operations                                                  (.23)               1.22
                                                                               -----------       -------------
NET ASSET VALUE, END OF PERIOD                                                 $     11.53       $       11.76
                                                                               ===========       =============
Total Return(c)                                                                      (1.96)%(d)          11.57%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                          .60%(d)             .33%(d)
  Expenses, excluding expense reductions and expenses assumed                          .73%(d)             .33%(d)
  Net investment income                                                                .56%(d)             .02%(d)

                                                                               SIX MONTHS
                                                                                  ENDED          10/19/2004(a)
                                                                                6/30/2005             TO
SUPPLEMENTAL DATA:                                                             (UNAUDITED)        12/31/2004
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                              $       408       $         460
  Portfolio turnover rate                                                            52.91%             170.93%
==============================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)       2004          2003         2002        2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $    7.66      $    7.43    $    6.91    $    6.35    $    6.65    $    7.16
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income(b)                               .09            .17(e)       .18          .20          .25(e)       .23
  Net realized and
    unrealized gain (loss)                              (.35)           .43          .68          .72         (.12)        (.25)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.26)           .60          .86          .92          .13         (.02)
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to
  shareholders from:
  Net investment income                                 (.14)          (.37)        (.34)        (.25)        (.40)           -
  Paid-in capital                                          -              -            -         (.11)        (.03)        (.49)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                 (.14)          (.37)        (.34)        (.36)        (.43)        (.49)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    7.26      $    7.66    $    7.43    $    6.91    $    6.35    $    6.65
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (3.40)%(d)      8.40%       12.79%       14.90%        1.87%        (.03)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                              .64%(d)       1.40%        1.35%        1.44%        1.25%        1.25%
  Expenses, excluding expense
    reductions and expenses
    assumed                                              .65%(d)       1.40%        1.35%        1.44%        1.29%        1.31%
  Net investment income                                 1.15%(d)       2.33%        2.43%        3.09%        3.85%        3.42%

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)       2004          2003         2002        2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $  55,340      $  55,821    $  56,386    $  55,419    $  52,449    $  62,592
  Portfolio turnover rate                              89.40%        260.11%      239.18%      216.16%      393.95%      406.50%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING
  OF PERIOD                                        $    7.67      $    7.45    $    6.92    $    6.37    $    6.67    $    7.17
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income(b)                               .06            .12(e)       .13          .16          .21(e)       .19
  Net realized and unrealized
    gain (loss)                                         (.34)           .43          .70          .71         (.12)        (.25)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.28)           .55          .83          .87          .09         (.06)
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net investment income                                 (.12)          (.33)        (.30)        (.22)        (.36)           -
  Paid-in capital                                          -              -            -         (.10)        (.03)        (.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                 (.12)          (.33)        (.30)        (.32)        (.39)        (.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    7.27      $    7.67    $    7.45    $    6.92    $    6.37    $    6.67
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (3.68)%(d)      7.58%       12.22%       14.04%        1.28%        (.44)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                              .97%(d)       2.04%        1.99%        2.06%        1.88%        1.86%
  Expenses, excluding expense
    reductions and expenses
    assumed                                              .97%(d)       2.04%        1.99%        2.06%        1.92%        1.92%
  Net investment income                                  .84%(d)       1.69%        1.79%        2.42%        3.20%        2.79%

                                                  SIX MONTHS
                                                     ENDED                            YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)        2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   5,357      $   5,291    $   3,719    $   2,842    $   1,519    $   1,317
  Portfolio turnover rate                              89.40%        260.11%      239.18%      216.16%      393.95%      406.50%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING
  OF PERIOD                                        $    7.67      $    7.45    $    6.92    $    6.37    $    6.66    $    7.17
                                                   =========      =========    =========    =========    =========    =========

Investment operations:
  Net investment income(b)                               .06            .12(e)       .13          .17          .21(e)       .19
  Net realized and unrealized
    gain (loss)                                         (.34)           .43          .70          .71         (.11)        (.26)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.28)           .55          .83          .88          .10         (.07)
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net investment income                                 (.12)          (.33)        (.30)        (.23)        (.36)           -
  Paid-in capital                                          -              -            -         (.10)        (.03)        (.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                 (.12)          (.33)        (.30)        (.33)        (.39)        (.44)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    7.27      $    7.67    $    7.45    $    6.92    $    6.37    $    6.66
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (3.68)%(d)      7.59%       12.29%       14.19%        1.34%        (.73)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                              .97%(d)       2.04%        1.99%        1.94%        1.84%        1.90%
  Expenses, excluding expense
    reductions and expenses
    assumed                                              .97%(d)       2.04%        1.99%        1.94%        1.88%        1.96%
  Net investment income                                  .82%(d)       1.69%        1.79%        2.56%        3.23%        2.77%

                                                  SIX MONTHS
                                                     ENDED                            YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)        2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   8,145      $   6,235    $   5,212    $   2,989    $   2,152    $   1,852
  Portfolio turnover rate                              89.40%        260.11%      239.18%      216.16%      393.95%      406.50%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                  SIX MONTHS
                                                     ENDED                               YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
                                                  (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING
  OF PERIOD                                        $    7.59      $    7.39    $    6.87    $    6.32    $    6.62    $    7.16
                                                   =========      =========    =========    =========    =========    =========
Investment operations:
  Net investment income(b)                               .08            .16(e)       .17          .20          .24(e)       .22
  Net realized and unrealized
    gain (loss)                                         (.32)           .36          .69          .71         (.11)        (.28)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                                        (.24)           .52          .86          .91          .13         (.06)
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net investment income                                 (.11)          (.32)        (.34)        (.25)        (.40)           -
  Paid-in capital                                          -              -            -         (.11)        (.03)        (.48)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
    Total distributions                                 (.11)          (.32)        (.34)        (.36)        (.43)        (.48)
                                                   ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    7.24      $    7.59    $    7.39    $    6.87    $    6.32    $    6.62
                                                   =========      =========    =========    =========    =========    =========
Total Return(c)                                        (3.16)%(d)      7.34%       12.78%       14.82%        1.84%        (.57)%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
     reductions and expenses
     assumed                                             .66%(d)       1.49%        1.44%        1.51%        1.33%        1.31%(d)
   Expenses, excluding expense
     reductions and expenses
     assumed                                             .66%(d)       1.49%        1.44%        1.51%        1.37%        1.37%(d)
   Net investment income                                1.11%(d)       2.24%        2.34%        2.96%        3.69%        3.34%(d)

                                                  SIX MONTHS
                                                     ENDED                               YEAR ENDED 12/31
                                                   6/30/2005      -------------------------------------------------------------
SUPPLEMENTAL DATA:                                (UNAUDITED)        2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $       2      $       2    $   1,904    $   1,082    $     526    $     229
  Portfolio turnover rate                              89.40%        260.11%      239.18%      216.16%      393.95%      406.50%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL INCOME FUND

                                                                               SIX MONTHS
                                                                                  ENDED           10/19/2004(a)
                                                                                6/30/2005              TO
                                                                               (UNAUDITED)         12/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $     7.66          $     7.38
                                                                               ==========          ==========
Investment operations:
  Net investment income(b)                                                            .10                 .04(e)
  Net realized and unrealized gain (loss)                                            (.33)                .37
                                                                               ----------          ----------
    Total from investment operations                                                 (.23)                .41
                                                                               ----------          ----------
Distributions to shareholders from:
  Net investment income                                                              (.16)               (.13)
                                                                               ----------          ----------
    Total distributions                                                              (.16)               (.13)
                                                                               ----------          ----------
NET ASSET VALUE, END OF PERIOD                                                 $     7.27          $     7.66
                                                                               ==========          ==========
Total Return(c)                                                                     (3.10)%(d)           5.79%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions and expenses assumed                         .47%(d)             .21%(d)
  Expenses, excluding expense reductions and expenses assumed                         .48%(d)             .21%(d)
  Net investment income                                                              1.32%(d)             .57%(d)

                                                                               SIX MONTHS
                                                                                  ENDED           10/19/2004(a)
                                                                                6/30/2005              TO
SUPPLEMENTAL DATA:                                                             (UNAUDITED)         12/31/2004
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                              $      560          $     577
  Portfolio turnover rate                                                           89.40%            260.11%
===============================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Classes A, B, C, P, and Y shares; and Income Series ("Global Income Fund"), Classes A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occuring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of

    Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of June 30, 2005, there were no open futures contracts.

(i) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, each Fund's securities lending program.

(j) REPURCHASE AGREEMENTS-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(k) MORTGAGE DOLLAR ROLLS-Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(l) REDEMPTION FEES-Until April 1, 2005, Global Equity Fund imposed a 2.00% redemption fee of the NAV of the shares being redeemed or exchanged within ten business days or less after such shares were acquired. This did not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The fees were retained by the Fund and included as Paid-in Capital on the Statement of Asset and Liabilities. During the six months ended June 30, 2005, the Fund collected $216 of redemption fees.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

Global Equity Fund          .75%
Global Income Fund          .50%

For the fiscal year ending December 31, 2005, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

GLOBAL EQUITY FUND

CLASS           % OF AVERAGE DAILY NET ASSETS
---------------------------------------------
A                            1.60%
B                            2.55%
C                            2.55%
Y                            1.25%

GLOBAL INCOME FUND

CLASS           % OF AVERAGE DAILY NET ASSETS
---------------------------------------------
A                            1.30%
B                            1.95%
C                            1.95%
P                            1.40%
Y                            0.95%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                       CLASS A    CLASS B   CLASS C   CLASS P
----------------------------------------------------------------
Service                    .25%        .25%      .25%      .20%
Distribution               .10%(1)     .75%      .75%      .25%

(1) Until October 1, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of these distribution fees as of June 30, 2005 was as follows:

                                   UNAMORTIZED
                                       BALANCE
    ------------------------------------------
    Global Equity Fund                $  1,759
    Global Income Fund                       -

These amounts will continue to be amortized by Global Equity Fund, generally over a two-year period. The amount of CDSC collected by the Funds during the six months ended June 30, 2005 was as follows:

                                          CDSC
                                     COLLECTED
    ------------------------------------------
    Global Equity Fund                   $  38
    Global Income Fund                       -

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended June 30, 2005:

                                                     DISTRIBUTOR      DEALERS'
                                                     COMMISSIONS   CONCESSIONS
------------------------------------------------------------------------------
Global Equity Fund                                     $  26,062    $  140,684
Global Income Fund                                        26,000       125,755

One Director and certain of the Company officers have an interest in Lord
Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 are as follows:

                                       GLOBAL EQUITY FUND              GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------
                                  SIX MONTHS                     SIX MONTHS
                             ENDED 6/30/2005   YEAR ENDED   ENDED 6/30/2005    YEAR ENDED
                                 (UNAUDITED)   12/31/2004       (UNAUDITED)    12/31/2004
-----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                         $  -     $ 92,395       $ 1,276,418   $ 3,243,877
-----------------------------------------------------------------------------------------
Total distributions paid                $  -     $ 92,395       $ 1,276,418     3,243,877
=========================================================================================

As of December 31, 2004, the capital loss carryforwards along with the related expiration dates are as follows:

                                        2005          2007           2008           2010          TOTAL
-------------------------------------------------------------------------------------------------------
Global Equity Fund                 $       -   $         -   $          -   $    577,394   $    577,394
Global Income Fund                   680,831     1,473,226      2,677,712      3,056,190      7,887,959

As of June 30, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                               GLOBAL EQUITY FUND     GLOBAL INCOME FUND
----------------------------------------------------------------------------------------
Tax cost                                            $  72,017,482          $  70,799,672
----------------------------------------------------------------------------------------
Gross unrealized gain                                   4,422,037              2,831,236
Gross unrealized loss                                  (1,953,627)              (527,016)
----------------------------------------------------------------------------------------
   Net unrealized security gain                     $   2,468,410          $   2,304,220
========================================================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 are as follows:

                                U.S.        NON-U.S.            U.S.        NON-U.S.
                          GOVERNMENT      GOVERNMENT      GOVERNMENT      GOVERNMENT
                          PURCHASES*       PURCHASES          SALES*           SALES
------------------------------------------------------------------------------------
Global Equity Fund      $          -   $  42,082,776   $           -   $  38,426,828
Global Income Fund        47,502,293      22,698,505      41,341,296      19,701,538

*   Includes U.S. Government sponsored enterprises securities.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees for the Global Equity Fund of $25 for the six months ended June 30, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of June 30, 2005, there were no securities on loan.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.  LINE OF CREDIT

Global Equity Fund and Global Income Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of 0.08%. At June 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund's return or result in significant losses.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                                 JUNE 30, 2005                        YEAR ENDED
                                                   (UNAUDITED)                 DECEMBER 31, 2004
------------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                           537,569    $   6,207,387        1,076,592    $  11,492,396
Reinvestment of distributions               -                -            8,498           88,463
Shares reacquired                    (407,705)      (4,701,757)      (1,010,748)     (10,777,785)
------------------------------------------------------------------------------------------------
Increase                              129,864    $   1,505,630           74,342    $     803,074
------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                           116,491    $   1,286,660          243,992    $   2,497,616
Shares reacquired                     (81,819)        (900,992)        (145,640)      (1,479,850)
------------------------------------------------------------------------------------------------
Increase                               34,672    $     385,668           98,352    $   1,017,766
------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                           170,150    $   1,879,975          325,101    $   3,320,284
Shares reacquired                     (93,958)      (1,034,494)         (95,402)        (973,280)
------------------------------------------------------------------------------------------------
Increase                               76,192    $     845,481          229,699    $   2,347,004
------------------------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                              DECEMBER 31, 2004*
------------------------------------------------------------------------------------------------
CLASS Y SHARES
Shares sold                             1,339    $      15,479           39,098    $     414,362
Shares reacquired                      (5,048)         (58,468)               -                -
------------------------------------------------------------------------------------------------
Increase (decrease)                    (3,709)   $     (42,989)          39,098    $     414,362
------------------------------------------------------------------------------------------------

* For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                                 JUNE 30, 2005                        YEAR ENDED
                                                   (UNAUDITED)                 DECEMBER 31, 2004
------------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                         1,047,592    $   7,773,977        1,076,914    $   7,962,694
Reinvestment of distributions         117,858          878,891          305,978        2,261,192
Shares reacquired                    (836,448)      (6,208,665)      (1,679,359)     (12,333,405)
------------------------------------------------------------------------------------------------
Increase (decrease)                   329,002    $   2,444,203         (296,467)   $  (2,109,519)
------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                           287,010    $   2,131,120          342,255    $   2,538,197
Reinvestment of distributions           8,189           61,109           19,544          144,926
Shares reacquired                    (248,140)      (1,838,959)        (171,329)      (1,260,647)
------------------------------------------------------------------------------------------------
Increase                               47,059    $     353,270          190,470    $   1,422,476
------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                           493,844    $   3,688,151          278,191    $   2,064,447
Reinvestment of distributions          11,920           88,884           24,797          183,832
Shares reacquired                    (198,772)      (1,475,709)        (189,877)      (1,412,365)
------------------------------------------------------------------------------------------------
Increase                              306,992    $   2,301,326          113,111    $     835,914
------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                 1    $           7           37,132    $     273,672
Reinvestment of distributions               -(a)             1                -(a)             3
Shares reaquired                           (6)             (43)        (294,610)      (2,109,470)
------------------------------------------------------------------------------------------------
Decrease                                   (5)   $         (35)        (257,478)   $  (1,835,795)
------------------------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                             DECEMBER 31, 2004**
------------------------------------------------------------------------------------------------
CLASS Y SHARES
Shares sold                               466    $       3,451           74,088    $     551,282
Reinvestment of distributions           1,580           11,788            1,126            8,559
Shares reacquired                        (296)          (2,200)             160            1,188
------------------------------------------------------------------------------------------------
Increase                                1,750    $      13,039           75,374    $     561,029
------------------------------------------------------------------------------------------------

** For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.
(a) Amount represents less than 1 share.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the six-month period ended
June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Funds, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

GLOBAL EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe in the nine-month period, in the fifth quintile in the one-year period, in the second quintile in the three-year period, in the first quintile in the five-year period, and in the fifth quintile in the ten-year period. The Board also noted that the performance was above that of the Lipper Large-Cap Global Core Index for the nine-month and three- and five-year periods and below that of the Index for the one- and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, the Board considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately twelve basis points below the median of the peer group, while the actual management and administrative services fees were the same as the peer group. The Board noted that the total expense ratio of Class A was approximately thirty-two basis points above the median of the peer group and total expense ratios of Classes B and C were approximately the same as the peer group. The Board also observed that transfer agent and custodian expenses were higher than most of the peer group. The Board noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratio of Class A to 1.60%, the total expense ratios of Classes B and C to 2.25%, and the total expense ratio of Class Y at 1.25%. The Board noted that the total expense ratio of Class A would be approximately nine basis points below the median of the peer group and the total expense ratios of Classes B and C would be approximately forty basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

GLOBAL INCOME FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, in the third quintile for the one- and three-year periods, and in the fourth quintile for the five- and ten-year periods. The Board also noted that the performance was below that of the Lipper Global Income Funds Index for all of the periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, the Board considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately twelve basis points below the median of the peer group and that the actual management and administrative services fees were approximately seven basis points below the median. The Board noted that the actual total expense ratio of Class A was approximately eight basis points above the median of the peer group, that the total expense ratios of Classes B and C were approximately the same as the median, and that the actual total expense ratio of Class P was approximately twenty-seven basis points above the median. The Board also noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratio of Class A to 1.30%, the total expense ratios of Classes B and C to 1.95%, the total expense ratio of Class P to 1.40%, and the total expense ratio of Class Y to 0.95%. The Board noted that the total expense ratio of Class A would be approximately two basis points below the median of the peer group and the total expense ratio of Classes B and C would be approximately nine basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
 information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied
          by a current Fund Prospectus.
                                                              Lord Abbett Global Fund, Inc.
Lord Abbett Mutual Fund shares are distributed by                   Equity Series                           LAGF-3-0605
           LORD ABBETT DISTRIBUTOR LLC                              Income Series                               (08/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
            Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
            Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
            Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

            Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.

       (a)(1) Amendments to Code of Ethics - Not applicable.

       (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                LORD ABBETT GLOBAL FUND, INC.


                                /s/ Robert S. Dow
                                -----------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                /s/ Joan A. Binstock
                                --------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                LORD ABBETT GLOBAL FUND, INC.


                                /s/ Robert S. Dow
                                -----------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                /s/ Joan A. Binstock
                                --------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005